ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2022	2021
Accounts payable trade	$436.2	$461.9
Accrued liabilities	498.5	452.1
Deferred revenue	16.2	9.7
Amount due to related parties (Note 33)	5.1	5.8
Current portion of royalty obligations	19.1	16.1
	$975.1	$945.6